Capital Stock	12 Months Ended
Dec. 31, 2014
Notes To Financial Statements [Abstract]
Capital stock

13 – Share capital

Authorized capital stock

The authorized capital stock of the Company is as follows:

  Unlimited number of Common Shares, without par value

  Unlimited number of Class A Preferred Shares, without par value, issuable in series

  Unlimited number of Class B Preferred Shares, without par value, issuable in series

Issued and outstanding common shares

In millions	Year ended December 31,	2014	2013	2012
Issued and outstanding common shares at beginning of year		830.6	856.8	884.2
Number of common shares repurchased		(22.4)	(27.6)	(33.8)
Stock options exercised		1.2	1.4	6.4
Issued and outstanding common shares at end of year		809.4	830.6	856.8

Share purchases

Share repurchase programs

The Company may repurchase shares pursuant to a normal course issuer bid (NCIB) at prevailing market prices plus brokerage fees, or such other prices as may be permitted by the Toronto Stock Exchange. Under its current NCIB, the Company may repurchase up to 28.0 million common shares between October 24, 2014 and October 23, 2015. As at December 31, 2014, the Company repurchased 5.6 million common shares under its current program.

       The following table provides the information related to the share repurchase programs for the years ended December 31, 2014, 2013 and 2012:

In millions, except per share data	Year ended December 31,	2014	2013	2012
Number of common shares repurchased(1)		22.4	27.6	33.8
Weighted-average price per share (2)		$67.38	$50.65	$41.36
Amount of repurchase		$1,505	$1,400	$1,400

(1)	Includes common shares purchased in the first and fourth quarters of 2014, 2013 and 2012 pursuant to private agreements between the Company and arm’s-length third-party sellers.
(2) Includes brokerage fees.

Share purchases by Share Trusts

In 2014, the Company established Share Trusts to purchase common shares on the open market, which will be used to deliver common shares under the Share Units Plan (see Note 14 – Stock plans). Shares purchased by the Share Trusts are retained until the Company instructs the trustee to transfer shares to participants of the Share Units Plan.

       As at December 31, 2014, the Share Trusts held nil common shares of the Company. Common shares purchased by the Share Trusts will be accounted for as treasury stock. The Share Trusts may sell shares on the open market to facilitate the remittance of the Company's employee tax withholding obligations.

       In 2015, the Share Trusts could purchase up to 2.0 million common shares on the open market in anticipation of future settlements of equity settled PSU awards.

Additional paid-in capital

Additional paid-in capital includes the stock-based compensation expense on equity settled awards; the excess tax benefits on stock-based compensation; and the impact of the modification of certain cash settled awards to equity settled awards. Upon the exercise of stock options, the expense related to those options is reclassified from Additional paid-in capital to Common shares. The Company reclassified prior year balances from Common shares to Additional paid-in capital in the Consolidated Balance Sheet to conform with the 2014 presentation.

Stock-based compensation and other

	2014		2013		2012
	Issued and	Common	Issued and	Common	Issued and	Common
	outstanding	shares and	outstanding	shares and	outstanding	shares and
	common	additional	common	additional	common	additional
In millions	shares	paid-in capital	shares	paid-in capital	shares	paid-in capital

Stock options exercised	1.2	$25	1.4	$28	6.4	$102
Equity settled stock-based compensation expense	-	11	-	9	-	10
Excess tax benefits on stock-based compensation	-	5	-	3	-	16
Modification of stock-based compensation awards (1)	-	209	-	-	-	-
Total stock-based compensation and other	1.2	$250	1.4	$40	6.4	$128

(1)		Represents the fair value of cash settled stock-based compensation awards modified in 2014 to settle in common shares of the Company and includes $132 million related to deferred share units (DSUs), $60 million related to performance share units (PSUs) and $17 million related to other plans. See Note 14 - Stock plans.